Document and Entity Information	Jul. 31, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	INDEPENDENCE REALTY TRUST, INC.
Entity Central Index Key	0001466085
Entity Emerging Growth Company	false
Trading Symbol	IRT
Entity File Number	001-36041
Entity Tax Identification Number	264567130
Entity Address, Address Line One	1835 Market Street,
Entity Address, Address Line Two	Suite 2601
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	Pennsylvania
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	270-4800